Warranty Liability (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Warranty Provision Abstract
Warranty costs to be incurred within the next twelve months	$ 535,000
Percentage of increase decrease in warranty provision	5.00%
Increase decrease in product development cost	$ 69,000	$ 23,000